Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
FT Vest International Equity Moderate Buffer ETF - September | FT Vest International Equity Moderate Buffer ETF - September
Prospectus [Line Items]
Annual Return [Percent]	4.37%	15.99%	(9.93%)